Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [Line Items]
Total operating income	¥ 3,137,460	¥ 3,165,585	¥ 2,703,850
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,805,619	2,077,833	1,791,910
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income	1,805,619	2,077,833	1,791,910
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income	592,009	448,998	277,017
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income	280,930	246,218	194,441
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income	458,902	392,536	440,482
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income	¥ 1,331,841	¥ 1,087,752	¥ 911,940